Other Components of Equity - Summary of Movement of Hedging Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Balance at the beginning		₨ 440,564.6	₨ 519,135.8	₨ 598,034.7
Gain/(loss) recognized on cash flow hedges	$ (889.8)	(73,111.8)	(82,654.9)	44,248.7
(Gain)/loss reclassified to profit or loss	779.9	64,065.0	(8,093.1)	10,201.3
Balance at the end	5,833.7	479,355.5	440,564.6	519,135.8
Of the above balance related to:
Equity	5,833.7			519,135.8
Hedging reserve [Member]
Balance at the beginning	(727.7)	(59,799.0)	(1,222.1)	(41,937.1)
Gain/(loss) recognized on cash flow hedges	(739.3)	(60,747.4)	(84,257.9)	38,456.8
Income tax relating to gain/loss recognized on cash flow hedges	(10.4)	(848.6)	19,568.5	(7,356.4)
(Gain)/loss reclassified to profit or loss	728.3	59,842.1	(6,213.7)	11,455.9
Income tax relating to gain/loss reclassified to profit or loss	(152.7)	(12,547.3)	1,264.3	(2,210.1)
Amount reclassed from Hedge reserve to Inventory on maturity of inventory hedges	48.0	3,944.6	13,656.7	456.1
Income tax on amount reclassed from Hedge reserve to Inventory on maturity of inventory hedges	(9.1)	(749.6)	(2,594.8)	(87.3)
Balance at the end	(862.9)	(70,905.2)	(59,799.0)	(1,222.1)
Of the above balance related to:
Equity	(862.9)			(1,222.1)
Hedging reserve [Member] | Continued Hedges [Member]
Balance at the beginning		(58,838.9)	(516.8)
Balance at the end	(851.2)	(69,945.1)	(58,838.9)	(516.8)
Of the above balance related to:
Equity	(851.2)			(516.8)
Hedging reserve [Member] | Discontinued Hedges [Member]
Balance at the beginning		(960.1)	(705.4)
Balance at the end	(11.7)	₨ (960.1)	₨ (960.1)	(705.4)
Of the above balance related to:
Equity	$ (11.7)			₨ (705.4)